S000021579 [Member] Expense Example - S000021579 [Member]	Apr. 30, 2025 USD ($)
C000122694 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	321
Expense Example, with Redemption, 10 Years	737
C000255094 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	785
C000061833 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	548
Expense Example, with Redemption, 3 Years	732
Expense Example, with Redemption, 5 Years	932
Expense Example, with Redemption, 10 Years	1,507
C000061835 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	785
C000078993 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	$ 676